Howard & Majewski LLP

December 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Artio Global Investment Funds (the “Trust”)

File Nos. (33-47507) and (811-6652)

Post–Effective Amendment No. 60

Ladies and Gentlemen:

Transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(1), contains the Prospectus and Statement of Additional Information for the Trust and for the Artio Select Opportunity Fund Inc. (the “Select Opportunity Fund”, and together with the Trust, the “Funds”) and revises certain disclosures related to the Funds.

The changes are marked and, in accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Funds are requesting selective review of the changes only.

Please contact the undersigned at 646-737-4951 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Thomas M. Majewski

Thomas M. Majewski